OPERATING SEGMENTS	6 Months Ended
Jun. 30, 2023
Disclosure of operating segments [abstract]
OPERATING SEGMENTS
NOTE 7: -     OPERATING SEGMENTS

a.	General:

The Company operates in three segments, Agriculture, Industry and Human. The Agriculture segment consists of the parent company, Evogene, and two of Evogene’s subsidiaries, Lavie Bio Ltd. and AgPlenus Ltd. The Human segment consists of Evogene’s subsidiaries, Biomica Ltd. and Canonic Ltd. The Industry segment consists of Evogene’s subsidiary Casterra Ag Ltd. The segments were determined on the basis of information considered by the Chief Operating Decision-Maker (“CODM”) for purposes of decision-making on the allocation of resources and evaluation of performance. The following Company's segments are engaged in business activities for which they earn revenues and incur expenses, their results are reviewed by the CODM and discrete financial information is available:

Agriculture segment	-	Develops seed traits, ag-chemical products, and ag-biological products to improve plant performance.

Industry segment	-	Develops improved castor bean seeds to serve as a feedstock source for other industrial uses.

Human segment	-	Discovery and development of human microbiome-based therapeutics and cannabis activity.

Unallocated	-	Other corporate expenses and general development of enabling technologies for optimization.

Each segment’s performance is determined based on operating loss reported in the financial statements. The results of a segment reported to the CODM include items attributed directly to a segment, as well as other items, which are indirectly attributed using reasonable assumptions and exclude share-based compensation charges as they are not considered in the internal operating plans and measurement of the segment’s financial performance.

b.	The following table presents the Company’s revenues and operating loss by segments:

	Agriculture	Industry	Human	Unallocated	Total
	Unaudited

For the six months ended June 30, 2023

Revenues	$819	$28	$300	$148	$1,295

Operating loss	$(5,751)	$(156)	$(4,795)	$(3,995)	$(14,697)

Net financing expenses					$(86)

Loss before taxes on income					$(14,783)

c.	The following table presents the Company’s revenues and operating loss by segments:

	Agriculture	Industry	Human	Unallocated	Total
	Unaudited

For the six months ended June 30, 2022

Revenues	$274	$-	$196	$79	$549

Operating loss	$(7,314)	$(94)	$(4,358)	$(4,296)	$(16,062)

Net financing expenses					$(2,758)

Loss before taxes on income					$(18,820)

d.	Major customers:

Detailed below are revenues from major customers each of whom amounts to 10% or more, of total revenues. The revenues from major customers detailed below were recorded in the Agriculture segment:

	Six months ended June 30,
	2023	2022
	Unaudited

Customer A (shareholder of a subsidiary)	49%	31%
Customer B	22%	36%
Customer C	12%	13%

e.	Geographical information:

Revenues based on the location of the customers, are as follows:

	Six months ended June 30,
	2023	2022
	Unaudited

United States	62%	45%
Israel	36%	55%
Africa	2%	-

	100%	100%

The carrying amounts of non-current assets (property, plant and equipment property and intangible assets) in Evogene’s country of domicile (Israel) and in the United States based on the location of the assets, are as follows:

	June 30, 2023	December 31, 2022
	Unaudited	Audited

United States	79%	79%
Israel	21%	21%

	100%	100%